Investment Securities - Cumulative OTTI Recognized in Earnings (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Amortized Cost And Fair Value Debt Securities [Abstract]
Cumulative OTTI, beginning of year	$ 10,203	$ 10,203	$ 10,683
Additional increase as a result of net impairment losses recognized on investments			250
Decrease as a result of the sale of an investment with net impairment losses			(730)
Cumulative OTTI, end of year	$ 10,203	$ 10,203	$ 10,203